SUBSEQUENT EVENT (Details) - Subsequent Event [Member] $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) Employees	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Restructuring initiation date	Mar. 08, 2016
Positions eliminated in restructuring | Employees	33
Estimated cost savings from restructuring plan	$ 2,187
Scenario Forecast [Member]
Subsequent Event [Line Items]
Estimated cost savings from restructuring plan		$ 4,328
Estimated restructuring costs incurred	$ 1,174